EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended
	Jan. 31, 2026	Feb. 28, 2026
EVENTS AFTER THE REPORTING PERIOD
Stock Option Exercise Price		$ 1.30
Proceeds from Stock Options Exercised		$ 1,993
Number of Stock Options Exercised		1,528,000
DSUs granted	14,578
Fair value	$ 2.84